Semiannual Report June 30, 2000

Total Return Portfolio

A Series of Panorama Series Fund, Inc.


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Panorama Series Fund, Inc.--Total Return Portfolio

================================================================================
Objective
Panorama Series Fund, Inc.--Total Return Portfolio seeks to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions.

================================================================================
Narrative by Portfolio Management Team
We are relatively pleased with the Fund's performance over the six-month period that ended June 30, 2000. This was a challenging period for both stock and bond investing, especially among the value-oriented equities on which the Fund focuses its equity investments. However, our disciplined strategy of allocating assets among stocks, bonds and cash enabled us to limit risks and improve returns for our shareholders.
         Historically, the low P/E value stocks in which the Fund invests have proven to be bargains over the long term. However, they tend to underperform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.
         Throughout the reporting period, actual U.S. economic growth remained robust. However, the unusually rapid pace of U.S. economic growth raised concerns that inflation might appear. In an effort to prevent the economy from overheating, the Federal Reserve Board (the Fed) raised interest rates, and declared the intention to continue raising them until the pace of consumer spending and economic growth had slowed. The Fed's actions and statements heightened uncertainties regarding the sustainability of U.S. economic growth, and, as a result, value-oriented stocks suffered. Many of our holdings in traditional value-oriented sectors were considerably affected, despite good earnings and strong business conditions.
         Over the six-month period, we pursued our strategy of conducting in-depth analyses of financial markets and economic trends to guide our decisions on allocating the Fund's assets among stocks, bonds and cash. Our analyses during this time led us to invest approximately 35% of the Fund's assets in bonds and cash. These investments enhanced the Fund's performance in an environment that was generally unfavorable for value-oriented stocks.
         We believe we positioned the Fund's equity holdings to perform as strongly as possible during a difficult time for value investing. During the period, we added substantially to our value-oriented technology holdings to take advantage of strength in the computer and telecommunications industries. The percentage of the Fund's assets allocated to technology rose from approximately 7% of the Fund's stocks at the beginning of the period to approximately 20% near the end of the period.(1) Most of the Fund's best-performing stocks were concentrated in this sector. We also scored successes with several of our energy holdings, which benefited from a rebound in energy prices, and certain utility holdings, which participated in the explosive build-out of cellular and fiber optic communications networks.
         While these moves enhanced the Fund's performance, the negative environment for value investing still took a significant toll. Stocks in the consumer-staples sector, including beverage companies and other commodity suppliers, lost value in spite of strong company fundamentals and good earnings performance. Solid companies in the capital-goods sector faced a similarly unfavorable investment environment. Reasonably priced stocks of retailers in the consumer-cyclical sector also turned in disappointing performance, as investors focused on a narrow group of high-growth companies in the sector.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.
1. Portfolio is subject to change.


2                             Total Return Portfolio

Panorama Series Fund, Inc.--Total Return Portfolio

================================================================================
To further counter the negative impact of interest rates, we invested a relatively high percentage of the Fund's bond portfolio in long-term Treasury bonds. This proved to be an effective portfolio-management strategy. Due to supply-and-demand factors driven by a Treasury Department buyback of long-term bonds, these investments outperformed most other sectors of the bond market.
         Corporate bonds, on the other hand, came under pricing pressures as a result of rising interest rates and an oversupply of corporate debt issuance. We took advantage of the relatively low prices of high-quality corporate bonds during the period, opportunistically increasing the Fund's exposure to high-credit-rated corporate bonds.
         As we enter the second half of 2000, a sizeable gap has opened between the prices of value-oriented stocks and growth-oriented stocks. However, the vulnerability of some overpriced growth stocks was exposed during April 2000, when prices of some of the market's highest fliers fell significantly. We continue to believe that a balanced portfolio that includes bonds, undervalued stocks and cash offers investors the potential for attractive long-term total returns. We remain committed to a disciplined asset-allocation and investment strategy designed to deliver such returns to our investors.



                             Total Return Portfolio                            3

Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                            Market Value
                                                                                            Shares          Note 1
========================================================================================================================
Common Stocks--66.4%
------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.4%
------------------------------------------------------------------------------------------------------------------------
Chemicals--0.8%
Dow Chemical Co.                                                                             53,400          $ 1,612,012
------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                              75,500            3,303,125
------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                         18,800              833,075
------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                              19,300              665,850
                                                                                                             -----------
                                                                                                               6,414,062
------------------------------------------------------------------------------------------------------------------------
Metals--0.3%
Inco Ltd.(1)                                                                                131,200            2,017,200
------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Louisiana-Pacific Corp.                                                                      60,400              656,850
------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                             46,300            1,990,900
                                                                                                             -----------
                                                                                                               2,647,750
------------------------------------------------------------------------------------------------------------------------
Capital Goods--5.9%
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.2%
TRW, Inc.                                                                                    27,500            1,192,812
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--3.3%
General Electric Co.                                                                        429,000           22,737,000
------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                 82,600            2,601,900
                                                                                                             -----------
                                                                                                              25,338,900
------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.4%
Avery-Dennison Corp.                                                                         43,900            2,946,787
------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                       4,100              133,506
------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  42,000            1,554,000
------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                   8,100              328,556
------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                24,100              811,869
------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                         71,900            5,931,750
------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                   54,100            1,000,850
------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                 3,500              190,094
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                      21,300            1,009,087
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    69,100            4,068,262
                                                                                                             -----------
                                                                                                              17,974,761
------------------------------------------------------------------------------------------------------------------------
Communication Services--4.6%
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.7%
AT&T Corp.                                                                                   38,600            1,220,725
------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.(1)                                                                           249,300           11,436,637
                                                                                                             -----------
                                                                                                              12,657,362
------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--2.0%
Bell Atlantic Corp.                                                                         109,200            5,548,725
------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                             193,400            8,243,675
------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                     29,900            1,293,175
                                                                                                             -----------
                                                                                                              15,085,575


4                            Total Return Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                            Market Value
                                                                                            Shares          Note 1
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Nextel Communications, Inc., Cl. A(1)                                                       116,800          $ 7,146,700
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--5.0%
------------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.0%
Ford Motor Co.                                                                              107,100            4,605,300
------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                         69,000            1,591,312
------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          60,000            1,425,000
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.(1)                                                                             14,022              170,017
                                                                                                             -----------
                                                                                                               7,791,629
------------------------------------------------------------------------------------------------------------------------
Media--0.4%
Gannett Co., Inc.                                                                            13,300              795,506
------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          40,600            2,159,412
                                                                                                             -----------
                                                                                                               2,954,918
------------------------------------------------------------------------------------------------------------------------
Retail: General--2.2%
Costco Wholesale Corp.(1)                                                                     6,400              211,200
------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                         58,200            1,964,250
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                       255,100           14,700,138
                                                                                                             -----------
                                                                                                              16,875,588
------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.3%
Gap, Inc.                                                                                    65,300            2,040,625
------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                            133,800            6,681,638
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                 16,800              974,400
                                                                                                             -----------
                                                                                                               9,696,663
------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.1%
Liz Claiborne, Inc.                                                                          17,700              623,925
------------------------------------------------------------------------------------------------------------------------
Consumer Staples--5.2%
------------------------------------------------------------------------------------------------------------------------
Beverages--1.3%
Anheuser-Busch Cos., Inc.                                                                    59,300            4,428,969
------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                 155,600            2,538,225
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                73,100            3,248,381
                                                                                                             -----------
                                                                                                              10,215,575
------------------------------------------------------------------------------------------------------------------------
Entertainment--1.5%
Darden Restaurants, Inc.                                                                     57,100              927,875
------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                           209,700            8,138,981
------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                             33,200            1,093,525
------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                  71,700            1,277,156
                                                                                                             -----------
                                                                                                              11,437,537
------------------------------------------------------------------------------------------------------------------------
Food--1.7%
Campbell Soup Co.                                                                            20,000              582,500
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                          97,000            3,710,250
------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                          19,900              965,150
------------------------------------------------------------------------------------------------------------------------
Ralston Purina Co.                                                                          124,300            2,478,231
------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                 109,600            4,616,900
------------------------------------------------------------------------------------------------------------------------
Wrigley William Jr. Co.                                                                      11,300              906,119
                                                                                                             -----------
                                                                                                              13,259,150

                             Total Return Portfolio                           5

Statement of Investments  (Unaudited) (Continued)

                                                                                                            Market Value
                                                                                            Shares          Note 1
------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Great Atlantic & Pacific Tea Co., Inc. (The)                                                 54,600          $   907,725
------------------------------------------------------------------------------------------------------------------------
Household Goods--0.4%
Newell Rubbermaid, Inc.                                                                     116,400            2,997,300
------------------------------------------------------------------------------------------------------------------------
Tobacco--0.2%
UST, Inc.                                                                                    79,600            1,169,125
------------------------------------------------------------------------------------------------------------------------
Energy--3.8%
------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.9%
Amerada Hess Corp.                                                                           15,800              975,650
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                 60,000            3,528,750
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                   47,900            1,832,175
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                            89,000            6,986,500
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                  173,800            3,660,663
------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                 33,400            1,778,550
------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                          135,500            3,395,969
                                                                                                             -----------
                                                                                                              22,158,257
------------------------------------------------------------------------------------------------------------------------
Oil: International--0.9%
Royal Dutch Petroleum Co., NY Shares                                                        109,400            6,734,938
------------------------------------------------------------------------------------------------------------------------
Financial--8.5%
------------------------------------------------------------------------------------------------------------------------
Banks--2.8%
Chase Manhattan Corp.                                                                       150,450            6,930,103
------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                                 116,200            1,837,413
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                      42,400            4,669,300
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                          85,500            1,458,844
------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                          6,300              409,894
------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                         96,700            4,417,981
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                               26,200            1,421,350
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                              13,500              523,125
                                                                                                             -----------
                                                                                                              21,668,010
------------------------------------------------------------------------------------------------------------------------
Diversified Financial--3.6%
American Express Co.                                                                        172,800            9,007,200
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             243,700           14,682,925
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                   28,400            1,482,125
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                             30,200            2,514,150
                                                                                                             -----------
                                                                                                              27,686,400
------------------------------------------------------------------------------------------------------------------------
Insurance--2.1%
American General Corp.                                                                       82,300            5,020,300
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                           94,425           11,094,938
                                                                                                             -----------
                                                                                                              16,115,238

6                            Total Return Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                            Market Value
                                                                                            Shares          Note 1
------------------------------------------------------------------------------------------------------------------------
Healthcare--7.9%
------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--7.6%
American Home Products Corp.                                                                143,600          $ 8,436,500
------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.(1)                                                                              67,200            4,334,400
------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                    174,300           10,152,975
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            16,900            1,721,688
------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           187,000           14,328,875
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                132,275            6,349,200
------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                             153,500            7,934,031
------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                     54,200            4,647,650
                                                                                                             -----------
                                                                                                              57,905,319
------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.3%
Bard (C.R.), Inc.                                                                            15,500              745,938
------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                    5,200              365,625
------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                                                        172,400            1,239,125
                                                                                                             -----------
                                                                                                               2,350,688
------------------------------------------------------------------------------------------------------------------------
Technology--21.7%
------------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.9%
Agilent Technologies, Inc.(1)                                                                 3,623              267,196
------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                                      85,200            4,462,350
------------------------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                                                  6,300              484,706
------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                           9,500            1,186,313
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        32,900            3,604,606
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                                   61,800            4,974,900
------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                                                    80,600            7,329,563
                                                                                                             -----------
                                                                                                              22,309,634
------------------------------------------------------------------------------------------------------------------------
Computer Services--0.0%
First Data Corp.                                                                              2,800              138,950
------------------------------------------------------------------------------------------------------------------------
Computer Software--6.0%
Adobe Systems, Inc.                                                                          18,500            2,405,000
------------------------------------------------------------------------------------------------------------------------
America Online, Inc.(1)                                                                      22,300            1,176,325
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                          152,100           12,168,000
------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                             185,400           15,585,188
------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                                                      37,600            6,149,950
------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                                    70,500            7,967,602
                                                                                                             -----------
                                                                                                              45,452,065
------------------------------------------------------------------------------------------------------------------------
Communications Equipment--3.8%
ADC Telecommunications, Inc.(1)                                                              65,500            5,493,813
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                                         202,000           12,839,625
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                    52,500            3,110,625
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                        47,000            3,207,750
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                                            73,000            4,380,000
                                                                                                             -----------
                                                                                                              29,031,813

                             Total Return Portfolio                          7

Statement of Investments  (Unaudited) (Continued)

                                                                                                            Market Value
                                                                                            Shares          Note 1
------------------------------------------------------------------------------------------------------------------------
Electronics--8.2%
Advanced Micro Devices, Inc.(1)                                                              55,400         $  4,279,650
------------------------------------------------------------------------------------------------------------------------
Altera Corp.(1)                                                                              55,200            5,626,950
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                                                      79,500            6,042,000
------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.(1)                                                                   88,200            7,993,125
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                 106,300           14,210,981
------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                                           76,200            4,124,325
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                              130,800            3,801,375
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                              27,500            1,560,625
------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                            55,200            4,057,200
------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                      60,000            4,121,250
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                              77,600            6,406,850
                                                                                                            ------------
                                                                                                              62,224,331
------------------------------------------------------------------------------------------------------------------------
Photography--0.8%
Eastman Kodak Co.                                                                            95,200            5,664,400
------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.                                                                               41,300              745,981
                                                                                                            ------------
                                                                                                               6,410,381
------------------------------------------------------------------------------------------------------------------------
Transportation--0.5%
------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
AMR Corp.(1)                                                                                 53,900            1,424,981
------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
CSX Corp.                                                                                   122,800            2,601,825
------------------------------------------------------------------------------------------------------------------------
Utilities--1.9%
------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.3%
AES Corp. (The)(1)                                                                          103,800            4,735,875
------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                  39,400            1,334,675
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                        125,100            3,698,269
                                                                                                            ------------
                                                                                                               9,768,819
------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.6%
El Paso Energy Corp.                                                                         58,700            2,990,031
------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                81,900            1,392,300
                                                                                                            ------------
                                                                                                               4,382,331
                                                                                                            ------------
Total Common Stocks (Cost $505,774,178)                                                                      506,768,237


8                            Total Return Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal          Market Value
                                                                                         Amount             Note 1
========================================================================================================================
Asset-Backed Securities--0.3%
------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2, Cl. A,
6.752%, 6/25/07(2) (Cost $2,531,923)                                                     $2,531,922          $ 2,470,998

========================================================================================================================
Mortgage-Backed Obligations--4.7%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates, 6%, 3/1/09                                                    2,090,366            2,018,855
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1583, Cl. IC, 12.99%, 1/15/20(3)                                                   3,843,819              289,478
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                               1,171,398            1,149,622
6.50%, 4/1/24-4/1/26                                                                      2,279,461            2,161,747
7.50%, 5/1/07--12/1/08                                                                      695,661              696,731
8%, 3/1/17-6/1/17                                                                           132,312              133,994
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Multiclass
Mtg. Participation Certificates, Trust 1992-15, Cl. KZ, 7%, 2/25/22                       2,683,450            2,488,900
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08    367,845              364,969
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 1993-223, Cl. PM, 7.04%, 10/25/23(3)                                                4,005,521              498,167
------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
Series 1998-12, Cl. A3, 6.50%, 4/25/29                                                    2,500,000            2,258,575
------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                    4,707,789            4,288,467
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                                      1,582,347            1,556,956
7.50%, 1/15/09-6/15/24                                                                    3,317,137            3,316,510
8%, 5/15/17                                                                                 599,484              610,959
------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(4)                                                  3,400,000            3,306,500
------------------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 1999-16, Cl. A3, 6%, 6/25/29                                                       2,000,000            1,913,120
Series 1999-18, Cl. A2, 6%, 7/25/29                                                       4,000,000            3,777,480
------------------------------------------------------------------------------------------------------------------------
Prudential Home Mortgage Securities Co., Sub. Fixed Rate Mtg. Securities,
Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1993-L, Cl. 1B2, 6.641%, 12/25/23(2)(4)                                              943,703              935,152
------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 1999-QS12, Cl. M1, 7%, 9/25/14                                                     2,722,955            2,614,881
------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates,
Series 1998-S4, Cl. M1, 6.50%, 2/25/13                                                    1,899,591            1,801,629
                                                                                                             -----------
Total Mortgage-Backed Obligations (Cost $37,052,565)                                                          36,182,692


                             Total Return Portfolio                           9

Statement of Investments  (Unaudited) (Continued)

                                                                                        Principal           Market Value
                                                                                        Amount              Note 1
========================================================================================================================
U.S. Government Obligations--4.5%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                             $26,500,000          $25,912,045
STRIPS, 5.85%, 11/15/18(5)                                                               25,500,000            8,205,186
                                                                                                             -----------
Total U.S. Government Obligations (Cost $37,388,555)                                                          34,117,231

========================================================================================================================
Non-Convertible Corporate Bonds and Notes--23.1%
------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.0%
------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
PPG Industries, Inc., 9% Debs., 5/1/21                                                    1,190,000            1,319,389
------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                              3,000,000            3,041,328
                                                                                                             -----------
                                                                                                               4,360,717
------------------------------------------------------------------------------------------------------------------------
Metals--0.1%
Alcan Aluminium Ltd., 9.625% Debs., 7/15/19                                                 500,000              499,965
------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Donohue Forest Products, Inc., 7.625% Gtd. Sr. Nts., 5/15/07                              2,500,000            2,447,637
------------------------------------------------------------------------------------------------------------------------
Capital Goods--3.8%
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.3%
Raytheon Co., 6.45% Nts., 8/15/02                                                         2,500,000            2,442,802
------------------------------------------------------------------------------------------------------------------------
Industrial Services--2.5%
Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                                                 6,750,000            6,589,262
------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 7.30% Sr. Nts., 4/1/08                                                   2,000,000            1,550,000
------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 6.515% Collateralized Bond Obligations, Series 1A, Cl. A3, 8/13/10(2)     4,000,000            3,667,500
------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                             5,000,000            4,534,970
------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                            2,860,000            2,724,433
                                                                                                             -----------
                                                                                                              19,066,165
------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                   2,150,000            1,663,756
------------------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                                5,000,000            4,671,535
------------------------------------------------------------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds, 10/23/01                                                     1,500,000            1,524,000
                                                                                                             -----------
                                                                                                               7,859,291
------------------------------------------------------------------------------------------------------------------------
Communication Services--0.2%
------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.2%
Telefonica de Argentina SA, 9.125% Nts., Series 1, 5/7/08                                 2,000,000            1,875,000
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--1.3%
------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.7%
Ford Motor Co., 6.375% Sr. Unsec. Unsub. Nts., 2/1/29                                     4,000,000            3,274,332
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts., Series B, 5/15/05                                      2,000,000            1,881,788
                                                                                                             -----------
                                                                                                               5,156,120
------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                                2,000,000            1,799,380
------------------------------------------------------------------------------------------------------------------------
Media--0.4%
AT&T Corp./Liberty Media Group, 8.25% Nts., 2/1/30(6)                                     1,600,000            1,473,616
------------------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(6)                                             1,600,000            1,383,648
                                                                                                             -----------
                                                                                                               2,857,264

10                           Total Return Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal          Market Value
                                                                                         Amount             Note 1
------------------------------------------------------------------------------------------------------------------------
Consumer Staples--4.3%
------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.7%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                       $1,600,000          $ 1,503,525
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                      4,000,000            3,595,904
                                                                                                             -----------
                                                                                                               5,099,429
------------------------------------------------------------------------------------------------------------------------
Entertainment--0.8%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                           4,650,000            4,363,509
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.75% Sr. Unsec. Nts., 1/15/03                                              1,500,000            1,474,462
                                                                                                             -----------
                                                                                                               5,837,971
------------------------------------------------------------------------------------------------------------------------
Food--1.5%
CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                             2,000,000            1,914,898
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                        3,500,000            3,497,049
------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                         6,115,000            6,048,481
                                                                                                             -----------
                                                                                                              11,460,428
------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.7%
Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29                                             4,000,000            3,724,336
------------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                    2,000,000            1,966,514
                                                                                                             -----------
                                                                                                               5,690,850
------------------------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Dial Corp. (The), 5.89% Medium-Term Nts., Series A, 10/22/01                              3,250,000            3,172,000
------------------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.234% Nts., 3/15/01                                                    1,750,000            1,733,021
                                                                                                             -----------
                                                                                                               4,905,021
------------------------------------------------------------------------------------------------------------------------
Energy--2.8%
------------------------------------------------------------------------------------------------------------------------
Energy Services--2.7%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                   3,190,000            3,252,537
------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                       455,000              501,837
------------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                                 2,000,000            1,929,980
------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                       2,000,000            1,850,000
------------------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                           700,000              756,681
------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                    4,000,000            3,802,340
------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                           3,600,000            3,435,764
------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 6.875% Nts., 7/1/03(6)                                         2,500,000            2,411,857
------------------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                          2,250,000            2,624,447
                                                                                                             -----------
                                                                                                              20,565,443
------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21                                             500,000              569,626
------------------------------------------------------------------------------------------------------------------------
Financial--6.8%
------------------------------------------------------------------------------------------------------------------------
Banks--1.3%
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                    750,000              766,985
------------------------------------------------------------------------------------------------------------------------
Greenpoint Bank (Brooklyn New York), 6.70% Sr. Medium-Term Bank Nts., 7/15/02             5,000,000            4,913,620
------------------------------------------------------------------------------------------------------------------------
People's Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06                       4,000,000            3,890,744
                                                                                                             -----------
                                                                                                               9,571,349

                             Total Return Portfolio                          11

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal          Market Value
                                                                                         Amount             Note 1
------------------------------------------------------------------------------------------------------------------------
Diversified Financial--2.3%
American General Institutional Capital, 8.125% Bonds, Series B, 3/15/46(6)               $2,750,000         $  2,596,050
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                          4,830,000            4,719,422
------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                         2,750,000            1,168,750
------------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.625% Sr. Nts., 9/21/09                                            3,250,000            2,716,639
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                     1,200,000            1,189,511
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub. Nts., 1/28/05                    3,500,000            3,487,057
------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, 6.97%, 8/12/00                                               1,750,000            1,754,690
                                                                                                            ------------
                                                                                                              17,632,119
------------------------------------------------------------------------------------------------------------------------
Insurance--1.7%
Conseco, Inc., 6.40% Unsec. Mandatory Par Put Remarketed Securities, 6/15/01              3,000,000            2,385,000
------------------------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts., 12/1/05(6)                 2,000,000            1,934,334
------------------------------------------------------------------------------------------------------------------------
GenAmerica Capital I, 8.525% Nts., 6/30/27(2)                                             3,250,000            3,235,970
------------------------------------------------------------------------------------------------------------------------
Life Re Capital Trust I, 8.72% Nts., 6/15/27(6)                                           2,500,000            2,341,955
------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Sr. Unsec. Nts., 11/15/06                        3,500,000            3,342,224
                                                                                                            ------------
                                                                                                              13,239,483
------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--1.5%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                              5,520,000            5,515,176
------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                 3,000,000            2,937,303
------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                     3,000,000            2,871,288
                                                                                                            ------------
                                                                                                              11,323,767
------------------------------------------------------------------------------------------------------------------------
Healthcare--0.4%
------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                                      1,500,000            1,447,500
8.625% Sr. Unsec. Nts., 12/1/03                                                           2,000,000            1,980,260
                                                                                                            ------------
                                                                                                               3,427,760
------------------------------------------------------------------------------------------------------------------------
Technology--0.3%
------------------------------------------------------------------------------------------------------------------------
Computer Software--0.3%
Electric Data Systems Corp., 7.125% Nts., 5/15/05(6)                                      2,000,000            1,984,246
------------------------------------------------------------------------------------------------------------------------
Transportation--0.8%
------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.5%
Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04                                     4,250,000            4,009,425
------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Union Pacific Corp., 7.60% Nts., 5/1/05                                                   2,000,000            1,987,644
------------------------------------------------------------------------------------------------------------------------
Utilities--1.4%
------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.9%
Cleveland Electric Illumination, Inc., 6.86% First Mtg. Nts., 10/1/08                     4,000,000            3,695,636
------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03                            3,278,000            3,300,022
                                                                                                            ------------
                                                                                                               6,995,658
------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.5%
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                           3,800,000            3,616,772
                                                                                                            ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $188,356,875)                                          176,281,332


12                           Total Return Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal          Market Value
                                                                                         Amount             Note 1
========================================================================================================================
Repurchase Agreements--0.8%
------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 6.55%, dated 6/30/00, to be repurchased at $5,767,146 on 7/3/00, collateralized by U.S. Treasury Bonds,
7.25%-7.875%, 5/15/16-2/15/21, with a value of $2,218,250 and U.S. Treasury Nts.,
5.25%-6.625%, 6/30/01-2/15/06, with a value of $3,672,088 (Cost $5,764,000)              $5,764,000         $  5,764,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $776,868,096)                                                99.8%         761,584,490
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 0.2            1,200,119
                                                                                         ----------         ------------
Net Assets                                                                                    100.0%        $762,784,609
                                                                                         ==========         ============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Represents the current interest rate for a variable or increasing rate security.
5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $14,125,706 or 1.85% of the Portfolio's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.


                           Total Return Portfolio                          13

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

============================================================================================
Assets
Investments, at value (cost $776,868,096)--see accompanying statement           $761,584,490
--------------------------------------------------------------------------------------------
Cash                                                                                   2,887
--------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                   6,051,518
Interest, dividends and principal paydowns                                         4,974,221
Other                                                                                  3,331
                                                                                ------------
Total assets                                                                     772,616,447

============================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                              7,709,392
Shares of capital stock redeemed                                                   2,090,088
Directors' compensation                                                                8,224
Transfer and shareholder servicing agent fees                                            369
Other                                                                                 23,765
                                                                                ------------
Total liabilities                                                                  9,831,838

============================================================================================
Net Assets                                                                      $762,784,609
                                                                                ============
============================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $    504,963
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                       776,659,665
--------------------------------------------------------------------------------------------
Undistributed net investment income                                               14,123,878
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                         (13,220,291)
--------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                       (15,283,606)
                                                                                ------------
Net assets--applicable to 504,962,800 shares of capital stock outstanding       $762,784,609
                                                                                ============
============================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share               $1.51

See accompanying Notes to Financial Statements.


14                         Total Return Portfolio

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

============================================================================================
Investment Income
Interest                                                                        $ 12,938,736
--------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $6,696)                             3,795,665
                                                                                ------------
Total income                                                                      16,734,401

============================================================================================
Expenses
Management fees                                                                    2,538,055
--------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           16,606
--------------------------------------------------------------------------------------------
Directors' compensation                                                               14,176
--------------------------------------------------------------------------------------------
Accounting service fees                                                                2,868
--------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                          1,234
--------------------------------------------------------------------------------------------
Other                                                                                 18,739
                                                                                ------------
Total expenses                                                                     2,591,678
Less expenses paid indirectly                                                        (10,912)
                                                                                ------------
Net expenses                                                                       2,580,766

============================================================================================
Net Investment Income                                                             14,153,635

============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                      (14,185,750)
Closing of futures contracts                                                       9,910,674
                                                                                ------------
Net realized loss                                                                 (4,275,076)

--------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                              (5,686,314)
                                                                                ------------
Net realized and unrealized loss                                                  (9,961,390)

============================================================================================
Net Increase in Net Assets Resulting from Operations                            $  4,192,245
                                                                                ============

See accompanying Notes to Financial Statements.


                           Total Return Portfolio                         15

Statements of Changes in Net Assets

                                                                                Six Months Ended     Year Ended
                                                                                June 30, 2000        December 31,
                                                                                (Unaudited)          1999
===================================================================================================================
Operations
Net investment income                                                           $   14,153,635       $   40,249,770
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (4,275,076)          99,654,480
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                               (5,686,314)        (156,341,136)
                                                                                --------------       --------------
Net increase (decrease) in net assets resulting from operations                      4,192,245          (16,436,886)

===================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                               (40,253,730)         (43,060,498)
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                               (98,059,927)         (47,469,898)

===================================================================================================================
Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions              (177,130,842)        (162,878,234)

===================================================================================================================
Net Assets
Total decrease                                                                    (311,252,254)        (269,845,516)
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              1,074,036,863        1,343,882,379
                                                                                --------------       --------------
End of period (including undistributed net investment
income of $14,123,878 and $40,223,973, respectively)                            $  762,784,609       $1,074,036,863
                                                                                ==============       ==============

See accompanying Notes to Financial Statements.


16                         Total Return Portfolio

Financial Highlights

                                                  Six Months
                                                  Ended June 30,
                                                  2000          Year Ended December 31,
                                                  (Unaudited)   1999         1998          1997          1996(1)        1995
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.75          $1.91        $2.00         $1.91         $1.75         $1.51
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .04            .07          .06           .07           .07           .07
Net realized and unrealized gain (loss)            (.02)          (.10)         .14           .25           .11           .30
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations      .02           (.03)         .20           .32           .18           .37
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.08)          (.06)        (.07)         (.07)         (.01)         (.07)
Distributions from net realized gain               (.18)          (.07)        (.22)         (.16)         (.01)         (.06)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.26)          (.13)        (.29)         (.23)         (.02)         (.13)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.51          $1.75        $1.91         $2.00         $1.91         $1.75
                                                  =====          =====        =====         =====         =====         =====
=============================================================================================================================
Total Return, at Net Asset Value(2)                1.53%         (1.54)%      10.90%        18.81%        10.14%        24.66%

=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)            $763         $1,074       $1,344        $1,279        $1,122          $994
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $899         $1,230       $1,299        $1,208        $1,058          $864(3)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                              3.17%          3.27%        3.30%         3.57%         4.12%         4.48%
Expenses                                           0.58%          0.55%        0.55%(5)      0.55%(5)      0.55%(5)      0.59%(5)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              77%           113%          93%          104%          104%           62%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                           Total Return Portfolio                          17

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


18                       Total Return Portfolio

================================================================================
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Portfolio has authorized 1,950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                            ----------------------------------        ---------------------------------
                                            Shares               Amount               Shares              Amount
-----------------------------------------------------------------------------------------------------------------------
Sold                                          11,856,083         $  18,595,487          39,107,889        $  70,396,179
Dividends and/or distributions reinvested     93,455,174           138,313,657          51,437,725           90,530,396
Redeemed                                    (212,346,806)         (334,039,986)       (182,957,660)        (323,804,809)
                                            ------------         -------------        ------------        -------------
Net decrease                                (107,035,549)        $(177,130,842)        (92,412,046)       $(162,878,234)
                                            ============         =============        ============        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $637,602,020 and $800,702,808, respectively.


                         Total Return Portfolio                         19

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million. The Portfolio's management fee for the six months ended June 30, 2000, was an annualized rate of 0.57%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000 plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost.

================================================================================
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.
         The Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
6. Illiquid Securities
As of June 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2000, was $10,309,620, which represents 1.35% of the Portfolio's net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.


20                       Total Return Portfolio

Total Return Portfolio
A Series of Panorama Series Fund, Inc.

====================================================================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William L. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           Patrick Bisbey, Vice President
                                           David Dalzell, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           Stephen F. Libera, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the
                                           Portfolio without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Total Return Portfolio. For other material information concerning the Portfolio, see its prospectus. This report must be preceded or accompanied by the Portfolio's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                         Total Return Portfolio                          21